Pro Forma and Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Pro Forma	Dec. 31, 2013 Pro Forma Agency RMBS	Dec. 31, 2013 Pro Forma Non-Agency RMBS
Common stock, par value	$ 0.01
Common stock, shares authorized	2,000,000,000
Common stock, shares issued	253,197,974
Common stock, shares outstanding	253,197,974
Face value of RMBS purchased subsequent to period end				$ 740,600
Purchase price of RMBS purchased subsequent to period end				308,900
Face value of RMBS sold subsequent to period end			154,200	437,900
Amortized cost basis of RMBS sold subsequent to period end				244,600
Sale price of RMBS sold subsequent to period end			162,900	248,500
Financing in ownership interest in Consumer Loan Companies subsequent to period end		150,000
Shares issued in offering subsequent to period end		25,000,000
Net proceeds from stock offering		150,200
Amount commited to be invested in MSRs subsequent to period end		53,000
UPB of MSRs committed to be invested in subsequent to period end		22,100,000
Investments in MSRs closed subsequent to period end		19,100
Servicer advances purchased from equity contributions subsequent to period end		1,600,000
Cash inflow from repurchase agreements related to Agency ARM RMBS and Non-Agency RMBS		462,600
Cash inflow from repurchase agreements related to Consumer Loan Companies		150,000
Cash outflow from servicer advances transactions		82,300
Cash outflow from trades payable		246,900
Cash outflow from purchase of Agency ARM RMBS and Non-Agency RMBS		450,800
Cash outflow from Excess MSR transactions		19,100
Cash outflows from acquisition of non-performing loans		8,400
TBA agreements with a long notional amount, subsequent to year end		850,000
TBA agreements with a short notional amount, subsequent to year end		975,000
Adjustments related to Agency ARM RMBS and Non-Agency RMBS repurchase agreements			(127,500)	590,200
Adjustments related to Consumer Loan company financing		150,000
Notes payable related to Servicer Advances		1,500,000
Payable on securities purchased but not yet settled		$ 246,900